Equity Instruments (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense at December 31, 2016	$ 1,435,000				$ 1,267,000
Weighted average remaining years to vest (in years)	2 years 3 months 4 days				2 years 7 months 28 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 381,000	$ 183,000	$ 1,425,000	$ 251,000	$ 903,000	$ 1,018,000
Research and Development Expense [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	0	20,000	0	25,000	89,000	519,000
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	75,000		157,000
Selling, General and Administrative Expenses [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 381,000	$ 163,000	$ 1,425,000	$ 226,000	$ 814,000	$ 499,000